GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION - Condensed Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031	$ 3,881,756	$ 2,931,188	$ 3,307,998
Cost of sales									(2,816,443)	(2,006,949)	(2,260,182)
Gross profit	268,440	253,203	273,963	269,707	219,189	212,481	237,389	255,180	1,065,313	924,239	1,047,816
Total operating expenses									(643,580)	(465,878)	(440,249)
Income from operations	91,163	102,011	113,701	114,858	62,800	120,096	133,284	142,181	421,733	458,361	607,567
Interest expense, net									(68,704)	(42,561)	(16,888)
Other (expense) income, net									(966)	(2,963)	(5,311)
Equity earnings (loss)									0	0	0
Income from operations before income taxes									352,063	412,837	585,368
Income tax expense									(89,773)	(99,433)	(186,740)
Net income									262,290	313,404	398,628
Less: Net income attributable to noncontrolling interest									(29)	(8,517)	0
Net income attributable to Wabtec shareholders	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	262,261	304,887	398,628
Comprehensive income attributable to Wabtec shareholders									596,874	202,001	281,395
Elimination
Condensed Financial Statements, Captions [Line Items]
Net sales									(142,412)	(145,559)	(172,776)
Cost of sales									108,384	103,421	90,989
Gross profit									(34,028)	(42,138)	(81,787)
Total operating expenses									0	0	0
Income from operations									(34,028)	(42,138)	(81,787)
Interest expense, net									0	0	0
Other (expense) income, net									0	0	0
Equity earnings (loss)									(547,688)	(453,884)	(619,189)
Income from operations before income taxes									(581,716)	(496,022)	(700,976)
Income tax expense									0	0	0
Net income									(581,716)	(496,022)	(700,976)
Less: Net income attributable to noncontrolling interest									0	0	0
Net income attributable to Wabtec shareholders									(581,716)	(496,022)	(700,976)
Comprehensive income attributable to Wabtec shareholders									(581,716)	(496,022)	(700,976)
Parent
Condensed Financial Statements, Captions [Line Items]
Net sales									577,397	641,809	743,262
Cost of sales									(440,911)	(473,700)	(531,269)
Gross profit									136,486	168,109	211,993
Total operating expenses									(113,872)	(141,940)	(142,953)
Income from operations									22,614	26,169	69,040
Interest expense, net									(72,233)	(34,975)	(23,129)
Other (expense) income, net									5,103	20,509	23,193
Equity earnings (loss)									416,068	322,650	506,903
Income from operations before income taxes									371,552	334,353	576,007
Income tax expense									(109,294)	(29,466)	(177,379)
Net income									262,258	304,887	398,628
Less: Net income attributable to noncontrolling interest									0	0	0
Net income attributable to Wabtec shareholders									262,258	304,887	398,628
Comprehensive income attributable to Wabtec shareholders									263,907	305,180	409,734
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net sales									1,067,954	1,112,001	1,436,935
Cost of sales									(675,546)	(708,062)	(843,104)
Gross profit									392,408	403,939	593,831
Total operating expenses									(123,423)	(122,617)	(131,251)
Income from operations									268,985	281,322	462,580
Interest expense, net									8,843	7,012	5,914
Other (expense) income, net									289	(2,284)	(9,140)
Equity earnings (loss)									131,620	131,234	112,286
Income from operations before income taxes									409,737	417,284	571,640
Income tax expense									32,393	(57,667)	8,989
Net income									442,130	359,617	580,629
Less: Net income attributable to noncontrolling interest									386	0	0
Net income attributable to Wabtec shareholders									442,516	359,617	580,629
Comprehensive income attributable to Wabtec shareholders									442,516	359,617	580,629
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net sales									2,378,817	1,322,937	1,300,577
Cost of sales									(1,808,370)	(928,608)	(976,798)
Gross profit									570,447	394,329	323,779
Total operating expenses									(406,285)	(201,321)	(166,045)
Income from operations									164,162	193,008	157,734
Interest expense, net									(5,314)	(14,598)	327
Other (expense) income, net									(6,358)	(21,188)	(19,364)
Equity earnings (loss)									0	0	0
Income from operations before income taxes									152,490	157,222	138,697
Income tax expense									(12,872)	(12,300)	(18,350)
Net income									139,618	144,922	120,347
Less: Net income attributable to noncontrolling interest									(415)	(8,517)	0
Net income attributable to Wabtec shareholders									139,203	136,405	120,347
Comprehensive income attributable to Wabtec shareholders									$ 472,167	$ 33,226	$ (7,992)